Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Other Non-Current Assets [Line Items]
Other non-current assets	$ 368	¥ 2,569	¥ 3,156
Deposits
Other Non-Current Assets [Line Items]
Other non-current assets	262	1,828	2,043
Other
Other Non-Current Assets [Line Items]
Other non-current assets	$ 106	¥ 741	¥ 1,113